Details of Significant Accounts - Pensions, defined contribution plans, narrative (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Percentage of monthly contribution	6.00%
Pension cost	$ 673	$ 567	$ 527
Pension cost for other foreign subsidiaries	$ 180	$ 182	$ 175